Employee Benefit Plans - Table Outlining Company's Participation in Pension Plan (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2015 Agreement
Multiemployer Benefit Plans [Member]
Multiemployer Plans [Line Items]
Number of collective-bargaining agreements that require contributions to the Pension Plan	10